Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Customer A [Member]
Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area [Line Items]
Revenues	$ 980,222	$ 507,094
Concentration risk, percentage	43.00%	36.00%
Customer B [Member]
Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area [Line Items]
Revenues	$ 875,327	$ 602,904
Concentration risk, percentage	38.00%	43.00%